NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
NOTES PAYABLE
Schedule of notes payables - related parties
	June 30, 2022	December 31, 2021
Convertible Notes Payable with Detached Free-standing Warrants	$1,000,000	$1,000,000
Conventional Non-Convertible Notes Payable	11,810	11,810
Unamortized Debt Discount	(397,603)	(645,547)
Net Related Party Notes Payable	$614,207	$366,263
Current Portion	(614,207)	(11,810)
Net Long-Term Portion	$-	$354,453

	December 31, 2021	December 31, 2020
Convertible Notes Payable with Detached Free-standing Warrants	$1,000,000	$-
Conventional Non-Convertible Notes Payable	11,810	11,810
Unamortized Debt Discount	(645,547)	-
Net Related Party Notes Payable	$366,263	$11,810
Current Portion	(11,810)	(11,810)
Net Long-Term Portion	$354,453	$-

Schedule of notes payables - non related parties
	June 30, 2022	December 31, 2021
Convertible Notes Payable with Detached Free-Standing Warrants	$1,005,000	$1,005,000
Convertible Notes Payable	9,183	56,683
Non-Convertible Notes Payable	267,006	47,500
Unamortized Debt Discount	(400,160)	(648,580)
Net Non-Related Party Notes Payable	$881,029	$460,603
Current Portion	(881,029)	(104,183)
Net Long-Term Portion	$-	$356,420

	December 31, 2021	December 31, 2020
Convertible Notes Payable with Detached Free-standing Warrants	$1,005,000	$-
Convertible Notes Payable	56,683	56,683
Conventional Non-Convertible Notes Payable	42,500	42,500
Notes Payable with Detached Free-standing Warrants	5,000	5,000
Unamortized Debt Discount	(648,580)	-
Net Non-Related Party Notes Payable	$460,603	$104,183
Current Portion	(104,183)	(79,183)
Net Long-Term Portion	$356,420	$25,000